Other accounts receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other accounts receivable, net
Credit cards	$ 43,942	$ 36,924
Benefits from suppliers	11,491	516
Affinity credit card	9,432
Other accounts receivable	4,448	1,636
Cargo clients	4,291	2,516
Travel agencies and insurance commissions	3,731	1,645
Other points of sales	1,968	6,848
Airport services	287
Employees	68	760
Marketing services receivable		34
Other current accounts receivable, gross	79,658	50,879
Allowance for expected credit losses	(809)	(615)	$ (1,640)
Other accounts receivable, net	$ 78,849	$ 50,264